Share-Based Payments (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2018	Sep. 24, 2018	Dec. 31, 2017
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Exercisable	60,000	8,000,000	2,521,896
Exercise price of warrants	$ 1.75	$ 5.375
2014 Broker Warrants (Series E Financing)
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Exercisable	60,000		703,714
Exercise price of warrants	$ 1.75
Expiration Date	Jan. 31, 2019
2016 Warrants to SSS
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Exercisable	0		1,818,182
Exercise price of warrants	$ 2.75
Expiration Date	Mar. 28, 2018